Organization - Schedule of Cash Flows of VIEs (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	$ 790,512,412	¥ 5,503,389,324	¥ 3,332,318,827	¥ 2,797,808,786
Net cash used in investing activities	(133,522,769)	(929,558,817)	(2,790,734,349)	(4,422,318,732)
Net cash (used in)/provided by financing activities	(484,405,632)	(3,372,335,137)	(6,727,839,034)	10,001,639,139
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	626,700,110	4,362,960,828	3,375,764,483	2,587,050,255
Net cash used in investing activities	(120,963,031)	(842,120,427)	(1,789,268,184)	(4,295,677,821)
Net cash (used in)/provided by financing activities	$ (410,232,316)	¥ (2,855,955,341)	¥ (4,568,154,072)	¥ 5,251,615,220